Financial Instruments	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS

NOTE 10:-	FINANCIAL INSTRUMENTS

a.	Classification of financial liabilities:

			Convenience
			Translation (Note 2c)
	December 31,		December 31,
	2017	2018	2018
	N I S		U.S. dollars

Financial liabilities at amortized costs:
Liability in respect of government grants	10,300	14,643	3,907
Loan from others	-	94,360	25,176
	10,300	109,003	29,083
Financial liabilities at fair value through profit and loss:
Warrants measured at fair value	8,177	6,168	1,645

Total non current	18,477	115,171	30,728

b.	Financial risk factors:

The Company's activities expose it to various market risks (foreign currency risk, Israeli CPI risk and interest rate risk) and credit risk. The Company's comprehensive risk management plan focuses on activities that reduce to a minimum any possible adverse effects on the Company's financial performance.

Risk management is performed by the Company's Board. The Board identifies, measures and manages financial risks in collaboration with the Company's operating units. The Board establishes documented objectives for the overall risk management activities as well as specific policies with respect to certain exposures to risks such as exchange rate risk, interest rate risk, credit risk, the use of non-derivative financial instruments and the investments of excess liquid positions.

Foreign currency risk

The Company has cash that is exposed to possible fluctuations in the U.S. dollar and Euro exchange rates. The currency exposure arising from current accounts is partly managed in Dollars and in Euro. As of December 31, 2018, the carrying amounts of USD and EURO were NIS 13,586 and NIS 46,739 respectively.

Credit risk

The Company has no significant concentrations of credit risk. All deposits are invested in financial institutions that are considered to be financially sound.

c.	Fair value:

Regarding the fair value of liability for warrants (see Note 10 (a) above). The carrying amount of cash and cash equivalents, other receivable, other long term assets, trade payables and other payable approximates their fair value due to the short-term maturities of such instruments.

d.	Fair value measurement:

As of December 31, 2018, warrants liability is measured at fair value and classified as Level 1 while loans from others and government grant are classified as Level 2.

During 2018 there were no transfers in respect of fair value measurement of any financial instrument between Level 1 and Level 2, and there were no transfers into or out of Level 3 fair value measurements of any financial instrument.